CONSOLIDATED STATEMENTS OF CASH FLOWS € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating activities:
Net income/(loss)	$ 6,614,460	$ 2,155,987	$ (11,680,155)
Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
Depreciation	6,794,404	7,342,327	7,796,003
Allowances for credit losses	2,314,201	6,667,963	6,981,682
Write-off of current assets	0	353,418	0
Share-based compensation	2,627,031	369,187	348,916
Deferred tax provision	418,462	(303,000)	255,538
Cancellation of project assets	1,300,620	1,460,104	6,434,935
Impairment loss of assets	360,151	1,432,296	6,880,115
Loss on disposal of property, plant and equipment	333,821	767,879	3,908,208
Gains on disposal of property, plant and equipment	(65,589)	(16,278,095)	(302,359)
Changes in working capital, excluding impact of dispositions:
Accounts receivable, trade and unbilled	(27,642,606)	(6,774,212)	12,522,431
Advances to suppliers	(128,932)	92,070	102,869
Value added tax recoverable	(923,299)	1,609,650	3,225,883
Prepaid expenses and other current assets	(1,281,659)	(6,897,176)	8,585,326
Project assets	10,035,195	11,619,676	24,325,633
Other non-current assets	2,064,699	(7,581,870)	(11,316,279)
Accounts payable	(2,703,731)	(12,969,701)	8,244,250
Advances from customers	(790,180)	778,151	(13,962)
Amounts due to related parties	1,763,018	(252,886)	(12,101,847)
Other current liabilities	(7,141,701)	6,702,455	1,324,293
Income tax payable	(119,566)	(156,747)	379,140
Salary payable	70,533	(171,915)	13,081
Net cash (used in)/provided by operating activities	(6,100,668)	(10,034,439)	55,913,701
Investing activities:
Purchase of property, plant and equipment	(11,617,137)	(8,247,790)	(13,693,749)
Acquisition of business (see Note 3)	0	(3,896,627)	0
Proceeds from disposal of property, plant and equipment	31,273,922	7,538,516	12,096,869
Repayment of lending by related parties	0	1,218,840	0
Lending to related party	(433,285)	0	0
Net cash (used in)/provided by investing activities	19,223,500	(3,387,061)	(1,596,880)
Financing activities:
Proceeds from banks and other third-party borrowings	61,510	9,968,028	17,922,511
Repayment of banks and other third-party borrowings	(30,204,213)	(19,166,536)	(65,491,414)
Contribution from non-controlling interest holders of subsidiaries	2,118,240	0	13,092,105
Proceeds from issuance of ordinary shares	290,000,000	44,999,330	11,000,000
Share issuance costs	(17,270,972)	(3,504,118)	(105,110)
Repurchase of shares	(18,446,119)	0	0
Proceeds from bonds	2,358,546	8,427,712	12,913,675
Repayment of bonds	(11,261,572)	(2,544,062)	(10,417,360)
Borrowings from related parties	1,272,143	12,827	793,269
Repayment of borrowings from related parties	0	(1,174,295)	(8,380,994)
Repayment of finance lease obligations	(7,207,081)	(2,174,035)	(6,100,711)
Proceeds from failed sale-lease back agreements	0	0	2,793,810
Repayment of failed sale-lease back financing	(6,779,968)	(4,667,878)	(7,325,456)
Net cash provided by/(used in) financing activities	204,640,514	30,176,973	(39,305,675)
Effect of exchange rate changes	(4,057,291)	(722,416)	1,087,262
Net increase in cash and cash equivalents and restricted cash	213,706,055	16,033,057	16,098,408
Cash and cash equivalents and restricted cash, beginning of year	40,676,311	24,697,153	9,026,044
Less: Cash and cash equivalents and restricted cash reclassified as assets held for sale	0	(53,899)	(427,299)
Cash and cash equivalents and restricted cash, end of year	254,382,366	40,676,311	24,697,153
Supplemental disclosure of cash flow information
Interest paid, net of capitalized interest	5,196,490	6,193,484	9,038,779
Income tax paid	(366,352)	(509,493)	(338,103)
Non-cash investing and financing transactions
Payables for purchase of property, plant and equipment	(5,533,545)	(8,958,993)	(22,810,701)
Payable for finance leases	$ (14,187,759)	$ (19,852,094)	$ (20,766,512)